NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

15. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (in thousands, expect share and per share data):

	Year Ended December 31,
	2021	2020
Net loss	$(100,009)	$(249,983)
Weighted average common shares outstanding, basic and diluted	324,008,969	137,824,126
Net loss per share, basic and diluted	$(0.31)	$(1.81)

The Company’s potentially dilutive securities, which include Warrants, Earn-Out Shares, options to purchase common stock and unvested restricted stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2021	2020
Convertible preferred stock	—	277,968,597
Outstanding Warrants	19,733,290	—
Outstanding stock options	21,624,447	—
Earn-Out Shares	50,000,000	—
Unvested restricted stock	18,263,118	25,942,576